Exhibit 99.4 Schedule 3

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXXXXXX	2300114510	XXXXXXXX	XXXXXXXX	P&I Payment	XXXXXXXX	Yes - Tape Data Not Provided
XXXXXXXX	2300114510	XXXXXXXX	XXXXXXXX	Appraised Value	XXXXXXXX	Yes
XXXXXXXX	2300114510		Alt Doc - 12 Mo PL Statement Only	Doc Level	Yes	Yes - Tape Data Not Provided